Pension Plan (Tables)	12 Months Ended
Dec. 31, 2013
Pension Plan [Abstract]
Summary Of Net Periodic Pension Cost

Net Periodic Pension Cost	2013	2012	2011
Service cost	$325,693	$306,799	$279,647
Interest cost	307,871	322,198	319,860
Expected return on assets	(537,923)	(448,470)	(433,591)
Amortization of net loss	663,536	492,391	306,348
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	776,646	690,387	489,733

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain) loss arising during the period	(879,193)	488,972	678,007
Amortization of net loss included in net periodic pension cost	(663,536)	(492,391)	(306,348)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(1,560,198)	(20,888)	354,190
Total recognized in net periodic pension cost and other comprehensive income	$(783,552)	$669,499	$843,923

Weighted-Average Assumptions Used In The Measurement Of The Benefit Obligation And Net Periodic Pension Cost

	2013	2012
Discount rate for benefit obligation	4.25%	3.50%
Discount rate for net periodic pension cost	3.50%	4.15%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	2.30%	7.00%

Change In Projected Benefit Obligation

	2013	2012
Projected benefit obligation at beginning of year	$8,942,161	$7,903,211
Service cost	325,693	306,799
Interest cost	307,871	322,198
Actuarial (gain) loss	(624,138)	692,835
Benefit payments	(273,393)	(282,882)
Projected benefit obligation at end of year	$8,678,194	$8,942,161

Change In Fair Value Of Plan Assets

	2013	2012
Fair value of plan assets at beginning of year	$7,430,467	$6,261,098
Contributions by the Trust	1,315,301	799,918
Actual return on plan assets	792,978	652,333
Benefit payments	(273,393)	(282,882)
Fair value of plan assets at end of year	$9,265,353	$7,430,467

Plan's Funded Status And Amounts Recognized In Balance Sheet

	2013	2012
Accumulated benefit obligation at end of year	$6,737,531	$6,830,628
Effect of future compensation increases	1,940,663	2,111,533
Projected benefit obligation at end of year	8,678,194	8,942,161
Fair value of plan assets at end of year	9,265,353	7,430,467
Funded (unfunded) status at end of year	$587,159	$(1,511,694)

Amounts Recognized In Accumulated Other Comprehensive Loss

	2013	2012
Net loss	$844,444	$2,387,173
Prior service cost	17,467	34,936
Accumulated other comprehensive loss	$861,911	$2,422,109

Plan's Estimated Future Benefit Payments

Period	Amount
2014	$277,287
2015	828,230
2016	817,372
2017	793,994
2018	767,229
2019 - 2023	3,390,247

Plan's Weighted-Average Asset Allocations By Category

	2013		2012
	Fair Value	%	Fair Value	%
Equity securities	$3,441,055	37%	$3,675,700	49%
Debt securities - corporate issues	4,817,000	52	2,552,642	34
Debt securities - U.S. government issues	931,384	10	996,873	14
Cash (money market, accrued income)	75,914	1	205,252	3
Total	$9,265,353	100%	$7,430,467	100%